PGIM S&P 500 Buffer 20 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $123,417)(wb)	123,417	$123,417
Options Purchased*~ 103.3%
(cost $14,022,686)		14,764,827

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $14,146,103)		14,888,244
Options Written*~ (4.1)%
(premiums received $449,098)		(587,528)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $13,697,005)		14,300,716
Liabilities in excess of other assets(z) (0.0)%		(4,312)

Net Assets 100.0%		$14,296,404

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		231		23	$14,414,400
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		231		23	350,427
Total Options Purchased (cost $14,022,686)								$14,764,827
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$657.94		231		23	$(492,649)
SPDR S&P 500 ETF Trust	Put	02/27/26	$475.34		231		23	(94,879)
Total Options Written (premiums received $449,098)								$(587,528)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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